EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENTS
NOTE 11.    EQUITY METHOD INVESTMENTS
IROC Energy Services Corp.
In April 2011, we sold all of our equity interest (approximately 8.7 million shares) in IROC Energy Services Corp. (“IROC”), an Alberta-based oilfield services company, for $12.0 million, net of fees. We recorded a net gain on sale of $4.8 million (including the write-off of the cumulative translation adjustment of $1.1 million, net of tax) during the second quarter of 2011, as the proceeds received exceeded the carrying value of our investment.